Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2020
Above Market Acquired Charters
Above market acquired charters (Table)

The following table presents an analysis of above market acquired charters:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2019	$ 60,655

Amortization	$(14,380)

Carrying amount as at December 31, 2019	$ 46,275

Amortization	(11,696)

Carrying amount as at December 31, 2020	$ 34,579

Above market acquired charters - Future amortization expense (Table)
For the year ending December 31,	Amount
2021	8,417
2022	8,371
2023	8,371
2024	8,326
2025	1,094

Total	$ 34,579